Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 01, 2014	Jun. 30, 2013
Document and Entity Information:
Entity Registrant Name	FIRST FARMERS & MERCHANTS CORP
Document Type	10-K
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Entity Central Index Key	0000703329
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding			121,936,983
Entity Public Float		$ 5,021,012
Entity Filer Category	Accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY